Earnings/(loss) per share - Basic and Diluted Earnings Per Share Calculation (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Net loss	$ (12,276,520)	$ (1,218,237)	$ (7,798,300)
Less: Undistributed earnings allocated to non-vested shares	0	0	0
Net loss attributable to common shareholders, basic	$ (12,276,520)	$ (1,218,237)	$ (7,798,300)
Weighted average number of shares outstanding, basic and diluted	39,860,563	39,809,364	39,824,038
Loss per share, basic and diluted	$ (0.31)	$ (0.03)	$ (0.20)